UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 90.1%
Massachusetts 83.3%
Boston, MA, General Obligation, Series A, 4.75%, 4/1/2029	3,900,000	4,289,649
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,372,795
AMT, 8.0%, 9/1/2035	960,000	331,565
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,931,942
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,324,140
Series A, 5.0%, 11/1/2030	1,270,000	1,435,265
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026 (a)	7,645,000	8,838,384
5.0%, 5/15/2027	2,295,000	2,630,070
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	625,000	724,513
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016, INS: NATL	1,000,000	960,210
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,770,714
Series A, 5.25%, 7/1/2034	1,700,000	1,859,800
Series C, 6.1%, 3/1/2012	500,000	516,670
Series C, ETM, 6.1%, 3/1/2013	530,000	565,547
Series B, 6.2%, 3/1/2016	3,100,000	3,449,897
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	10,593,718
Series C, ETM, 5.0%, 7/1/2015	190,000	218,757
Series C, ETM, 5.0%, 7/1/2016	75,000	88,813
Series B, 5.0%, 7/1/2035	3,970,000	4,320,908
Series A, 5.25%, 7/1/2021	2,000,000	2,573,980
Series C, ETM, 5.5%, 7/1/2017	165,000	205,710
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,403,896
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,189,330
Series F, 5.75%, 7/1/2033	2,000,000	2,008,000
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,400,000	2,617,152
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	865,000	891,261
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series C, 5.75%, 7/15/2013	640,000	641,338
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018*	695,000	310,179
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,525,000	3,095,902
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,029,950
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	3,000,000	2,928,240
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: FGIC, NATL	2,600,000	3,115,164
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036 (b)	2,250,000	2,455,763
Massachusetts, State College Building Authority Project Revenue:
Series A, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,777,017
Series A, 5.5%, 5/1/2039	5,730,000	6,269,537
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,342,336
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,858,335
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,399,963
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,720,740
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,116,750
Series R-1, 5.0%, 7/1/2031	3,000,000	3,334,320
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,682,234
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	519,380
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.07% ***, 10/1/2038, LOC: TD Bank NA	4,565,000	4,565,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,694,085
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	1,677
Series A-2, 5.5%, 11/15/2046	65,870	40,210
Series A-1, 6.25%, 11/15/2026	1,235,770	1,001,542
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036 (b)	500,000	526,470
Series L, 5.0%, 7/1/2041 (b)	2,000,000	2,099,520
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014, INS: NATL	5,000,000	5,060,600
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,048,680
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75%, 12/1/2042	1,000,000	1,156,950
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.09% ***, 4/1/2038, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,700,166
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,638,285
5.0%, 9/1/2045	2,000,000	2,071,740
Massachusetts, State General Obligation:
Series B, 0.25% ***, 8/1/2015, SPA: JPMorgan Chase Bank NA	4,000,000	4,000,000
Series A, 0.748% **, 11/1/2018	5,000,000	4,484,850
Series A, 5.0%, 3/1/2034	5,000,000	5,483,300
Series D, 5.5%, 11/1/2019	4,325,000	5,580,202
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 0.04% ***, 11/1/2035	395,000	395,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,685,588
Series A, 5.0%, 10/1/2037	9,860,000	10,144,560
Massachusetts, State Health & Educational Facilities Authority Revenue, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,020,700
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,315,124
Series E-1, 5.125%, 7/1/2038	1,500,000	1,520,685
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	756,327
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,550,000	1,757,111
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,803,930
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,251,040
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,338,960
5.375%, 7/1/2025	1,285,000	1,441,423
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,620,705
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,651,750
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,174,017
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,314,640
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
Series J1, 5.0%, 7/1/2034	10,000,000	10,448,100
Series C, 5.75%, 7/1/2032	300,000	302,325
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,687,125
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,198,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,349,440
Series M, 5.5%, 2/15/2027	1,705,000	2,159,280
Series M, 5.5%, 2/15/2028	3,000,000	3,787,650
Massachusetts, State Industrial Finance Agency, JHC Assisted Living Corp., Series A, 0.1% ***, 12/1/2029, LOC: TD Bank NA	4,510,000	4,510,000
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,607,775
Series B, 5.0%, 7/1/2034	1,350,000	1,446,998
Series B, 5.0%, 7/1/2040	8,500,000	8,972,685
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	980,860
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	3,771,080
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	4,644,900
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021, INS: AGMC	4,500,000	5,046,300
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,829,756
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,297,200
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	10,000,000	11,267,300
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,651,450
Series 13, 5.0%, 8/1/2026	5,000,000	5,610,400
Series 2, 5.7%, 2/1/2015	35,000	35,153
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (a)	4,000,000	5,299,200
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	131,080
Series 11, 5.0%, 8/1/2020	100,000	112,926
Series 6, 5.625%, 8/1/2015	120,000	120,516
Massachusetts, State Water Resources Authority:
Series B, 5.0%, 8/1/2036	3,500,000	3,842,055
Series A, 5.0%, 8/1/2039	5,115,000	5,507,372
Series B, 5.0%, 8/1/2039	7,500,000	8,075,325
Series C, 5.25%, 12/1/2015	1,570,000	1,730,093
Series C, ETM, 5.25%, 12/1/2015 (a)	2,460,000	2,724,794
Series A, 5.25%, 8/1/2026, INS: NATL	1,950,000	2,202,408
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,275,375
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: FGIC, NATL	6,050,000	6,666,918
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,796,066
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012, INS: AMBAC	1,145,000	1,156,576
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,882,955
5.0%, 5/1/2030	1,595,000	1,801,010
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,602,150
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,284,760
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020, INS: AMBAC	11,380,000	12,567,844

		397,937,971
Guam 1.7%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,082,327
Series A, 5.75%, 12/1/2034	3,725,000	3,855,226

		7,937,553
Puerto Rico 4.9%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,789,725
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	159,600
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,745,010
Series WW, 5.375%, 7/1/2024	5,000,000	5,378,400
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,926,470
Series A, 6.0%, 8/1/2042	2,500,000	2,742,850
Series A, 6.5%, 8/1/2044	2,500,000	2,879,775
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	2,570,000	1,953,303

		23,575,133
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,039,990

Total Municipal Bonds and Notes (Cost $404,269,557)		430,490,647
Municipal Inverse Floating Rate Notes (c) 23.9%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (d)	10,000,000	12,531,700
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.74%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	5,000,000	5,826,050
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.0%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	10,000,000	11,242,510
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (d)	5,000,000	5,621,255
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.054%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	22,276,600
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.02%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (d)	10,000,000	11,069,134
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.664%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (d)	12,615,000	16,063,528
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.464%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (d)	15,000,000	16,347,900
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.35%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (d)	10,000,000	13,070,700
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.54%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $102,159,402)		114,049,377

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $506,428,959) †	114.0	544,540,024
Other Assets and Liabilities, Net	(14.0)	(66,728,220)

Net Assets	100.0	477,811,804

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT	6.5%	9/1/2035	1,895,000	1,869,531	1,372,795
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT	8.0%	9/1/2035	960,000	960,000	331,565
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C*	6.625%	7/1/2018	695,000	671,040	310,179
				3,500,571	2,014,539

* Non-income producing security. Issuer has defaulted on the payment of principal or interest.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2011.

†
The cost for federal income tax purposes was $507,033,867.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $37,506,157.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,142,383 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,636,226.

(a) At December 31, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) When-issued security.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
At December 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

3/15/2012 3/15/2016	30,000,0001	Fixed — 2.597%	Floating — LIBOR	(1,766,824)	—	(1,766,824)
5/13/2012 5/13/2031	8,150,0002	Fixed — 4.231%	Floating — LIBOR	(2,113,565)	—	(2,113,565)
8/2/2012 8/2/2031	5,875,0003	Fixed — 4.065%	Floating — LIBOR	(1,339,508)	—	(1,339,508)
3/19/2012 3/19/2032	8,200,0004	Fixed — 4.379%	Floating — LIBOR	(2,420,128)	—	(2,420,128)
10/25/2012 10/25/2033	8,900,0004	Fixed — 3.014%	Floating — LIBOR	(563,527)	—	(563,527)
Total unrealized depreciation					(8,203,552)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Merrill Lynch & Co., Inc.
3	Barclays Bank PLC
4	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(e)	$—	$544,540,024	$—	$544,540,024
Total	$—	$544,540,024	$—	$544,540,024

Liabilities
Derivatives(f)	$—	$(8,203,552)	$—	$(8,203,552)
Total	$—	$(8,203,552)	$—	$(8,203,552)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(8,203,552)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012